Marketable Securities (Schedule Of Reconciliation Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Marketables Securities [Abstract]
Balance at January 1, 2012	$ 33,019	[1]
Purchases of marketable securities	17,992		13,071		12,972
Discount of marketable securities	(579)		(462)		(467)
Proceeds from maturity of marketable securities	(8,955)		(9,531)		(11,303)
Balance at December 31, 2012	$ 41,477	[1]	$ 33,019	[1]

[1]	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.